CONTINGENT LIABILITIES AND PROVISIONS (Details) - USD ($)			12 Months Ended
	Feb. 20, 2019	Aug. 03, 2018	Dec. 31, 2019
Disclosure of contingent liabilities
Settlement Provision			$ 1,384,705
Contingent liability for settlement agreement with Upenn
Disclosure of contingent liabilities
Settlement Provision			$ 893,902
Total fees		$ 2,650,000
Period for payment of fees in installments		4 years
Contingent liability for settlement agreement with Upenn | Minimum
Disclosure of contingent liabilities
Royalty payment (as a percent)		1.00%
Contingent liability for settlement agreement with Upenn | Maximum
Disclosure of contingent liabilities
Royalty payment (as a percent)		1.50%
Contingent liability for settlement agreement with Endovalve
Disclosure of contingent liabilities
Settlement Provision	$ 1,384,705
Total fees	$ 3,000,000
Period for payment of fees in installments	2 years 6 months
Royalty payment (as a percent)	1.30%